INVESTMENTS - (Details) ¥ in Millions, $ in Millions	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
INVESTMENTS
Debt investments	¥ 18,128		¥ 16,467
Equity investments	32,049		28,494
Long-term investments	¥ 50,177	$ 7,275	¥ 44,961